Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 75,135	$ 88,119	$ 223,220
Prepaid expenses	196	182	345
Prepaid income tax	3,186	1,972	3,190
Marketable Securities	9,368
Accounts receivables	40,668	31,450	35,045
Total current assets	128,553	121,723	261,800
NON-CURRENT ASSETS
Investment in investee company	739	699
Plant and equipment, net	24,125	19,526	16,127
Intangible assets, net	948	999	1,368
Total non-current assets	25,812	21,224	17,495
TOTAL ASSETS	154,365	142,947	279,295
CURRENT LIABILITIES
Other payables and accrued liabilities	8,003	12,403	16,593
Current portion of obligation under finance lease	1,534	1,974	2,217
Amounts due to a director	38,171	45,642	77,749
Total current liabilities	47,708	60,019	96,559
NON-CURRENT LIABILITIES
Obligation under finance lease	8,239	8,239	10,898
Total non-current liabilities	8,239	8,239	10,898
TOTAL LIABILITIES	55,947	68,258	107,457
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value, 200,000,000 shares authorized, None issued and outstanding
Common stock, $0.0001 par value, 600,000,000 shares authorized, 451,375,000 and 451,617,093 ,451,335,000 and 451,375,000 shares issued and outstanding respectively	45,162	45,138	45,134
Additional paid-in capital	288,526	215,922	203,926
Other comprehensive income	6,311	4,272	347
Accumulated losses	(241,581)	(190,643)	(77,569)
TOTAL STOCKHOLDERS' EQUITY	98,418	74,689	171,838
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 154,365	$ 142,947	$ 279,295